EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 13      -        EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee’s monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee’s salary for the relevant month. The amounts so funded and the liability are included on the balance sheets in long-term investments and employee related liabilities in the amounts of $9,314 and $11,638, respectively, as of December 31, 2019.

Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its Israeli employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance amount as of such date will be released on the employee’s termination date. Payments relating to Israeli employee termination benefits were $5,597, $5,158 and $5,059 for 2019, 2018 and 2017, respectively.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 9% with employee average match of 1% from employee base salary to the DC Plan. Such contribution releases the employer from further obligation to any payments upon termination of employment. The contribution is remitted either to third party benefit funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2019, 2018 and 2017 amounted to $6,572, $6,700 and $6,706, respectively.

B.	Jazz Employee Benefit Plans

The following information provides the changes in 2019, 2018 and 2017 periodic expenses and benefit obligations due to the bargaining agreement signed between Jazz with its collective bargaining unit employees.

Post-Retirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2019	2018	2017
Net periodic benefit cost:
Service cost	$7	$10	$9
Interest cost	72	73	69
Amortization of prior service costs	--	--	--
Amortization of net loss (gain)	(298)	(262)	(361)
Total net periodic benefit cost	(219)	$(179)	$(283)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	(1)	(376)	317
Amortization of prior service costs	--	--	--
Amortization of net gain (loss)	298	262	361
Total recognized in other comprehensive income (loss)	$297	$(114)	$678
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$78	$(293)	$395

Weighted average assumptions used:
Discount rate	4.50%	3.80%	4.50%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65 Medicare Advantage)	6.90%/13.10%	8.30%/11.10%	7.20%/10.00%
Health care cost trend rate assumed for current year (Pre-65/Post-65 Non Medicare Advantage)	6.90%/7.90%	N/A	N/A
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (Pre-65/Post-65)	2029/2029	2027/2027	2025/2025
Measurement date	December 31, 2019	December 31, 2018	December 31, 2017

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2019:

	Increase	Decrease
Effect on service cost and interest cost	$2	$(2)
Effect on post-retirement benefit obligation	$33	$(25)

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2019	2018	2017
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,628	$1,936	$1,550
Service cost	7	10	9
Interest cost	72	73	69
Benefits paid	(17)	(15)	(9)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	(1)	(376)	317
Benefit medical plan related obligation end of period	$1,689	$1,628	$1,936
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	16	15	9
Benefits paid	(16)	(15)	(9)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,689)	$(1,628)	$(1,936)

	As of December 31,
	2019	2018	2017
Amounts recognized in statement of financial position:
Current liabilities	$(50)	$(65)	$(58)
Non-current liabilities	(1,639)	(1,563)	(1,878)
Net amount recognized	$(1,689)	$(1,628)	$(1,936)
Weighted average assumptions used:
Discount rate	3.40%	4.50%	3.80%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65 Medicare Advantage)	6.20%/(5.00)%	6.90%/13.10%	8.30%/11.10%
Health care cost trend rate assumed for next year (pre 65/ post 65 Non Medicare Advantage)	6.20%/6.10%	6.90%/7.90%	8.30%/11.10%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre 65/ post 65)	2029/2029	2029/2029	2027/2027

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2020	$50
2021	54
2022	54
2023	55
2024	61
2025-2029	$365

Jazz Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz’s funding policy is to make contributions that satisfy at least the minimum required contribution for IRS qualified plans.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2019	2018	2017
Net periodic benefit cost:
Interest cost	$817	$749	$831
Expected return on plan assets	(930)	(1,427)	(1,236)
Expected Administrative Expenses	100	--	--
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	--	--	55
Total net periodic benefit cost	$(10)	$(675)	$(347)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	1,158	(231)	(1,303)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	--	--	(55)
Total recognized in other comprehensive income (loss)	$1,155	$(234)	$(1,361)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$1,145	$(909)	$(1,708)
Weighted average assumptions used:
Discount rate	4.40%	3.70%	4.30%
Expected return on plan assets	4.20%	6.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31,
	2019	2018	2017
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	$3	$3	$3
Net actuarial loss	$27	$--	$--

The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2019	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of period	$18,979	$20,629	$19,672
Interest cost	817	749	831
Benefits paid	(688)	(607)	(548)
Change in plan provisions	--	--	--
Actuarial loss (gain)	2,800	(1,792)	674
Benefit obligation end of period	$21,908	$18,979	$20,629
Change in plan assets:
Fair value of plan assets at beginning of period	$22,669	$23,235	$19,871
Actual return on plan assets	2,544	(133)	3,212
Employer contribution	--	175	700
Expenses paid	(71)	--	--
Benefits paid	(688)	(607)	(548)
Fair value of plan assets at end of period	$24,454	$22,670	$23,235
Funded status	$2,546	$3,691	$2,606
Amounts recognized in statement of financial position:
Non-current assets	$2,546	$3,691	$2,606
Non-current liabilities	--	--	--
Net amount recognized	$2,546	$3,691	$2,606
Weighted average assumptions used:
Discount rate	3.20%	4.40%	3.70%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2020	$859
2021	932
2022	1,017
2023	1,085
2024	1,142
2025-2029	$6,144

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2019:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$24,454	$--
Total plan assets at fair value	$--	$24,454	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2018:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$22,670	$--
Total plan assets at fair value	$--	$22,670	$--

Jazz’s pension plan weighted average asset allocations on December 31, 2019, by asset category are as follows:

Asset Category	December 31, 2019	Target allocation 2020
Equity securities	23%	20%
Debt securities	77%	80%
Total	100%	100%

Jazz’s primary policy goals regarding the plan’s assets are cost-effective diversification of plan assets, competitive returns on investment and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 80% debt, or fixed income securities, and 20% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and investment decisions are made by Jazz in accordance with the policy goals. Actual allocation to each asset category fluctuates and may not be within the target allocation specified above due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded, if management's estimates are not consistent with actual investment performance.